UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

FORM N-Q

JUNE 30, 2017

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.9%
Goodyear Tire & Rubber Co.	6,090	$212,906
Lear Corp.	4,361	619,611

Total Auto Components		832,517

Diversified Consumer Services - 0.1%
Service Corporation International	2,670	89,312

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	20,070	1,315,990
Wendy’s Co.	4,840	75,069
Wyndham Worldwide Corp.	6,708	673,550

Total Hotels, Restaurants & Leisure		2,064,609

Household Durables - 0.7%
PulteGroup Inc.	8,270	202,863
Whirlpool Corp.	2,184	418,498

Total Household Durables		621,361

Internet & Direct Marketing Retail - 0.1%
Liberty Ventures, Series A Shares	1,670	87,324	*

Media - 4.0%
CBS Corp., Class B Shares, Non Voting Shares	23,938	1,526,766
Discovery Communications Inc., Class A Shares	5,035	130,054	*
Omnicom Group Inc.	6,536	541,834
Twenty-First Century Fox Inc., Class A Shares	8,720	247,125
Walt Disney Co.	12,060	1,281,375

Total Media		3,727,154

Multiline Retail - 2.9%
Dollar General Corp.	7,549	544,207
Kohl’s Corp.	5,595	216,359
Nordstrom Inc.	8,717	416,934
Target Corp.	28,681	1,499,730

Total Multiline Retail		2,677,230

Specialty Retail - 1.1%
Best Buy Co. Inc.	12,500	716,625
Foot Locker Inc.	3,063	150,945
Signet Jewelers Ltd.	2,140	135,333

Total Specialty Retail		1,002,903

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s Inc.	1,511	134,403
Hanesbrands Inc.	7,530	174,395
Michael Kors Holdings Ltd.	8,965	324,981	*

Total Textiles, Apparel & Luxury Goods		633,779

TOTAL CONSUMER DISCRETIONARY		11,736,189

CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Brown-Forman Corp., Class B Shares	9,602	466,657

Food & Staples Retailing - 3.5%
Wal-Mart Stores Inc.	42,344	3,204,594

Food Products - 1.3%
Pilgrim’s Pride Corp.	12,313	269,901
Tyson Foods Inc., Class A Shares	15,482	969,638

Total Food Products		1,239,539

TOTAL CONSUMER STAPLES		4,910,790

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	11,091	$1,157,124
Exxon Mobil Corp.	19,543	1,577,706

TOTAL ENERGY		2,734,830

FINANCIALS - 34.3%
Banks - 14.4%
Bank of America Corp.	145,962	3,541,038
Citigroup Inc.	39,650	2,651,792
Citizens Financial Group Inc.	11,090	395,691
Fifth Third Bancorp	30,036	779,735
JPMorgan Chase & Co.	21,964	2,007,510
PNC Financial Services Group Inc.	8,492	1,060,396
Regions Financial Corp.	37,900	554,856
SunTrust Banks Inc.	10,620	602,366
Synovus Financial Corp.	7,111	314,591
U.S. Bancorp	24,220	1,257,502
Zions Bancorp	2,870	126,022

Total Banks		13,291,499

Capital Markets - 8.8%
Ameriprise Financial Inc.	11,107	1,413,810
Bank of New York Mellon Corp.	17,650	900,503
E*TRADE Financial Corp.	10,837	412,131	*
FactSet Research Systems Inc.	830	137,930
Goldman Sachs Group Inc.	8,630	1,914,997
Invesco Ltd.	8,030	282,576
Lazard Ltd., Class A Shares	2,580	119,531
Morgan Stanley	47,854	2,132,374
State Street Corp.	9,037	810,890

Total Capital Markets		8,124,742

Consumer Finance - 4.6%
American Express Co.	21,146	1,781,339
Capital One Financial Corp.	6,600	545,292
Discover Financial Services	24,741	1,538,643
Navient Corp.	23,398	389,576

Total Consumer Finance		4,254,850

Insurance - 6.5%
American Financial Group Inc.	800	79,496
Aon PLC	6,442	856,464
Assurant Inc.	3,346	346,947
Assured Guaranty Ltd.	3,908	163,120
Axis Capital Holdings Ltd.	1,690	109,275
CNA Financial Corp.	2,680	130,650
Everest Re Group Ltd.	590	150,208
Lincoln National Corp.	2,220	150,028
Primerica Inc.	1,399	105,974
Principal Financial Group Inc.	2,850	182,599
Prudential Financial Inc.	4,270	461,758
RenaissanceRe Holdings Ltd.	1,968	273,650
Travelers Cos. Inc.	19,084	2,414,699
Unum Group	12,063	562,498

Total Insurance		5,987,366

TOTAL FINANCIALS		31,658,457

HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 1.9%
Baxter International Inc.	29,173	1,766,134

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.3%
DaVita Inc.	6,444	$417,313	*
Express Scripts Holding Co.	31,160	1,989,254	*
Quest Diagnostics Inc.	5,472	608,268

Total Health Care Providers & Services		3,014,835

TOTAL HEALTH CARE		4,780,969

INDUSTRIALS - 24.0%
Aerospace & Defense - 12.9%
Boeing Co.	17,915	3,542,691
General Dynamics Corp.	7,120	1,410,472
Lockheed Martin Corp.	8,105	2,250,029
Northrop Grumman Corp.	7,628	1,958,184
Orbital ATK Inc.	670	65,901
Spirit AeroSystems Holdings Inc., Class A Shares	4,171	241,668
United Technologies Corp.	19,545	2,386,640

Total Aerospace & Defense		11,855,585

Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc.	1,757	99,235

Airlines - 3.3%
American Airlines Group Inc.	11,860	596,795
Delta Air Lines Inc.	30,931	1,662,232
United Continental Holdings Inc.	9,676	728,119	*

Total Airlines		2,987,146

Construction & Engineering - 0.1%
EMCOR Group Inc.	690	45,112

Electrical Equipment - 0.3%
Rockwell Automation Inc.	1,876	303,837

Machinery - 3.0%
Cummins Inc.	6,562	1,064,488
Deere & Co.	6,542	808,526
Lincoln Electric Holdings Inc.	1,799	165,670
Nordson Corp.	1,529	185,498
Parker Hannifin Corp.	1,226	195,939
WABCO Holdings Inc.	400	51,004	*
Wabtec Corp.	3,517	321,805

Total Machinery		2,792,930

Professional Services - 0.4%
Manpowergroup Inc.	3,615	403,615

Road & Rail - 3.3%
Norfolk Southern Corp.	8,889	1,081,791
Union Pacific Corp.	18,190	1,981,073

Total Road & Rail		3,062,864

Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co. Inc., Class A Shares	330	28,367
W. W. Grainger Inc.	2,905	524,440

Total Trading Companies & Distributors		552,807

TOTAL INDUSTRIALS		22,103,131

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.2%
Harris Corp.	1,870	203,980

Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	6,057	378,744
Corning Inc.	47,533	1,428,367

Total Electronic Equipment, Instruments & Components		1,807,111

Internet Software & Services - 1.1%
eBay Inc.	28,730	1,003,251	*

See Notes to Schedule of Investments.

LEGG MASON BW DYNAMIC LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY		SHARES	VALUE
IT Services - 0.5%
Western Union Co.		23,440	$446,532

Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.		24,824	3,575,153
Hewlett Packard Enterprise Co.		74,087	1,229,103
NCR Corp.		226	9,230	*
Xerox Corp.		6,810	195,651

Total Technology Hardware, Storage & Peripherals			5,009,137

TOTAL INFORMATION TECHNOLOGY			8,470,011

MATERIALS - 5.1%
Chemicals - 3.6%
Albemarle Corp.		4,933	520,629
Celanese Corp., Series A Shares		3,380	320,897
Huntsman Corp.		7,969	205,919
LyondellBasell Industries NV, Class A Shares		27,113	2,288,066

Total Chemicals			3,335,511

Containers & Packaging - 1.5%
Avery Dennison Corp.		3,673	324,583
International Paper Co.		17,967	1,017,112

Total Containers & Packaging			1,341,695

TOTAL MATERIALS			4,677,206

TOTAL COMMON STOCKS (Cost - $85,701,086)			91,071,583

INVESTMENTS IN UNDERLYING FUNDS - 0.2%
iShares Trust - iShares Russell 1000 Value Index Fund (Cost - $241,487)		2,164	251,955

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $85,942,573)			91,323,538

	RATE
SHORT-TERM INVESTMENTS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $424,759)	0.935%	424,759	424,759

TOTAL INVESTMENTS - 99.5% (Cost - $86,367,332#)			91,748,297
Other Assets in Excess of Liabilities - 0.5%			445,905

TOTAL NET ASSETS - 100.0%			$92,194,202

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$91,071,583	—	—	$91,071,583
Investments in Underlying Funds	251,955	—	—	251,955

Total Long-Term Investments	$91,323,538	—	—	$91,323,538

Short-Term Investments†	424,759	—	—	424,759

Total Investments	$91,748,297	—	—	$91,748,297

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,416,730
Gross unrealized depreciation	(1,035,765)

Net unrealized appreciation	$5,380,965

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2017